Xunna Information Technology Inc.
2 Fufeng Rd
Xinghuo Sci-Tech Building, Floor 26
Fengtai District, Beijing, PRC
775-851-7397 or 775-201-8331 fax

United States                                                                                                   October 24, 2011
Security & Exchange Commission
Division of Corporate Finance
Attn: Katherine Wray
100 F Street, N.E.
Washington, DC 20549

Re:
XUNNA Information Technology Inc.
Registration statement on Form S-1A3
File No: 333-175919

Enclosed is our response to your comments of October 14, 2011.  As per your request we are enclosing marked copies of the amendments to expedite your review.  Attached you will also find a copy of the “redlined” amendment for comparison purposes.

We look forward to hearing back from you and we hope we responded appropriately to all your comments. Please feel free to contact us directly at 775-851-7397 or fax any response to 775-201-8331 or email to Jsmith@howtogopublic.net.

Sincerely;

s/s Xiangying Meng
Xiangying Meng
President